Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Compensation actually paid (CAP), as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. In addition, the Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented. For further information concerning our pay-for-performance philosophy and how we align our executive compensation programs with the Company’s performance, refer to the “Executive Compensation Discussion and Analysis” section.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) (in millions)	Adjusted Earnings Per Share (EPS)(6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	7,305,995	(1,817,920)	3,935,828	(456,566)	109.20	155.73	1,058	0.733
2022	9,872,758	18,573,062	5,003,411	8,834,900	130.29	135.28	815	0.805
2021	10,991,148	11,147,349	6,040,930	6,108,431	115.51	148.23	951	0.744

(1)

For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer. For the fiscal years presented, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, under the “Total” column of the Summary Compensation Table (“SCT”). Ron Delia was our PEO for each fiscal year. The following executive officers served as the Non-PEO NEOs for the following fiscal years: (i) for 2023, Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka; (ii) for 2022, Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka; and (iii) for 2021 Michael Casamento, Peter Konieczny, Eric Roegner, Fred Stephan and Michael Zacka.

(2)	Dollar amounts represent Compensation Actually Paid (“CAP”) for our PEO and the average Compensation Actually Paid to our non-PEO NEOs for each fiscal year. Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	PEO			Non-PEO NEOs
Adjustments to Determine Compensation “Actually Paid” (CAP)	2023 ($)	2022 ($)	2021 ($)	2023 ($)	2022 ($)	2021 ($)
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	7,305,995	9,872,758	10,991,148	3,935,828	5,003,411	6,040,930
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,459,902)	(4,371,997)	(4,696,046)	(1,723,786)	(2,120,817)	(2,298,165)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,120,168)	(1,101,918)	(1,054,512)	(552,531)	(550,056)	(521,446)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	2,661,740	6,459,515	6,122,979	1,330,187	3,162,767	3,003,937
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	(4,739,769)	5,454,874	(146,901)	(2,292,943)	2,473,019	(90,119)
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(2,465,816)	2,259,830	(69,319)	(1,153,321)	866,575	(26,706)
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year	—	—	—	—	—	—
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(9,123,915)	8,700,304	156,201	(4,392,394)	3,831,489	67,501
COMPENSATION “ACTUALLY PAID” (CAP)	(1,817,920)	18,573,062	11,147,349	(456,566)	8,834,900	6,108,431

Share option fair values are calculated using a Monte-Carlo simulation model for the TSR-based potion of the award and, Adjusted EPS performance together with a Black-Scholes option pricing model for the EPS portion of the award as of the applicable grant date or measurement date. Performance shares/rights fair values are calculated using a Monte-Carlo simulation model for the TSR-based potion of the award and, Adjusted EPS performance together with the closing price of our common stock for the EPS-portion of the award as of the applicable grant date or measurement date. Restricted share unit fair values are calculated using the closing price of our common stock as of the applicable grant date or measurement date. In all cases, we used fair value methodologies and assumptions materially consistent with the methodologies used as of the grant date and to account for share-based payments in our financial statements under GAAP.
(3)	The cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each of these yearly percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the value of such investment as of each fiscal year end.
(4)	The cumulative Peer Group TSR utilizes the S&P 500 Materials Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report for the fiscal year ended June 30, 2023. We selected this index as our Peer Group because (i) the Company is a constituent and (ii) it meets all disclosure requirements. For each fiscal year, our Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.
(5)	Dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.
(6)	Adjusted EPS is a non-GAAP financial measure defined by the Company as set forth in the “Definitions of Non-GAAP Financial Measures” section of this proxy statement.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer. For the fiscal years presented, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, under the “Total” column of the Summary Compensation Table (“SCT”). Ron Delia was our PEO for each fiscal year. The following executive officers served as the Non-PEO NEOs for the following fiscal years: (i) for 2023, Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka; (ii) for 2022, Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka; and (iii) for 2021 Michael Casamento, Peter Konieczny, Eric Roegner, Fred Stephan and Michael Zacka.
Peer Group Issuers, Footnote [Text Block]	The cumulative Peer Group TSR utilizes the S&P 500 Materials Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report for the fiscal year ended June 30, 2023. We selected this index as our Peer Group because (i) the Company is a constituent and (ii) it meets all disclosure requirements. For each fiscal year, our Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.
PEO Total Compensation Amount	$ 7,305,995	$ 9,872,758	$ 10,991,148
PEO Actually Paid Compensation Amount	$ (1,817,920)	18,573,062	11,147,349
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO			Non-PEO NEOs
Adjustments to Determine Compensation “Actually Paid” (CAP)	2023 ($)	2022 ($)	2021 ($)	2023 ($)	2022 ($)	2021 ($)
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	7,305,995	9,872,758	10,991,148	3,935,828	5,003,411	6,040,930
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,459,902)	(4,371,997)	(4,696,046)	(1,723,786)	(2,120,817)	(2,298,165)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,120,168)	(1,101,918)	(1,054,512)	(552,531)	(550,056)	(521,446)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	2,661,740	6,459,515	6,122,979	1,330,187	3,162,767	3,003,937
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	(4,739,769)	5,454,874	(146,901)	(2,292,943)	2,473,019	(90,119)
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(2,465,816)	2,259,830	(69,319)	(1,153,321)	866,575	(26,706)
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year	—	—	—	—	—	—
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(9,123,915)	8,700,304	156,201	(4,392,394)	3,831,489	67,501
COMPENSATION “ACTUALLY PAID” (CAP)	(1,817,920)	18,573,062	11,147,349	(456,566)	8,834,900	6,108,431

Non-PEO NEO Average Total Compensation Amount	$ 3,935,828	5,003,411	6,040,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ (456,566)	8,834,900	6,108,431
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO			Non-PEO NEOs
Adjustments to Determine Compensation “Actually Paid” (CAP)	2023 ($)	2022 ($)	2021 ($)	2023 ($)	2022 ($)	2021 ($)
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	7,305,995	9,872,758	10,991,148	3,935,828	5,003,411	6,040,930
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,459,902)	(4,371,997)	(4,696,046)	(1,723,786)	(2,120,817)	(2,298,165)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,120,168)	(1,101,918)	(1,054,512)	(552,531)	(550,056)	(521,446)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	2,661,740	6,459,515	6,122,979	1,330,187	3,162,767	3,003,937
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	(4,739,769)	5,454,874	(146,901)	(2,292,943)	2,473,019	(90,119)
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(2,465,816)	2,259,830	(69,319)	(1,153,321)	866,575	(26,706)
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year	—	—	—	—	—	—
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(9,123,915)	8,700,304	156,201	(4,392,394)	3,831,489	67,501
COMPENSATION “ACTUALLY PAID” (CAP)	(1,817,920)	18,573,062	11,147,349	(456,566)	8,834,900	6,108,431

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

•	Our cumulative TSR performance was positive in each of the fiscal years presented and increased year over year from 2020 to 2022 and decreased in 2023 to below 2021 levels. This cumulative TSR performance correlates with the CAP amounts reported in this table. While our TSR performance over the years presented is positive, it’s been outperformed by the Peer Group in each of the fiscal years presented. Amcor is a constituent of this Peer Group but performance of this group is largely influenced by companies in the chemical and mining industries and as such not directly comparable to the Company’s performance.

Compensation Actually Paid vs. Net Income [Text Block]

•	Our Net Income performance varied in each of the fiscal years presented, it decreased from 2021 to 2022 and increased from 2022 to 2023 to above 2021 levels. This Net Income performance was not correlated with the reported CAP amounts reported in this table and the Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•	Our Adjusted EPS increased from 2021 to 2022 and decreased from 2022 to 2023. This correlates with the CAP amounts reported in this table but is not the primary driver of the year to year changes.

Total Shareholder Return Vs Peer Group [Text Block]

•	Our cumulative TSR performance was positive in each of the fiscal years presented and increased year over year from 2020 to 2022 and decreased in 2023 to below 2021 levels. This cumulative TSR performance correlates with the CAP amounts reported in this table. While our TSR performance over the years presented is positive, it’s been outperformed by the Peer Group in each of the fiscal years presented. Amcor is a constituent of this Peer Group but performance of this group is largely influenced by companies in the chemical and mining industries and as such not directly comparable to the Company’s performance.

Tabular List [Table Text Block]

Most Important Financial Performance Measures

As described in detail in the “Executive Compensation Discussion and Analysis” section, our executive compensation programs are designed to ensure alignment between executive pay, business performance and shareholders. For the last fiscal year, the most important financial performance measures used to link Compensation Actually Paid to our PEO and Non-PEO NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) to Company performance are listed below in no specific ranked order:

Adjusted Earnings Per Share (EPS)
Adjusted Earnings Before Interest and Taxes (EBIT)
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 109.20	130.29	115.51
Peer Group Total Shareholder Return Amount	155.73	135.28	148.23
Net Income (Loss) Attributable to Parent	$ 1,058,000,000	$ 815,000,000	$ 951,000,000
Company Selected Measure Amount | $ / shares	0.733	0.805	0.744
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share (EPS)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,459,902)	$ (4,371,997)	$ (4,696,046)
PEO [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,120,168)	(1,101,918)	(1,054,512)
PEO [Member] | Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,661,740	6,459,515	6,122,979
PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,739,769)	5,454,874	(146,901)
PEO [Member] | Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,465,816)	2,259,830	(69,319)
PEO [Member] | Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | TOTAL ADJUSTMENTS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,123,915)	$ 8,700,304	$ 156,201
PEO [Member] | Ron Delia
Pay vs Performance Disclosure [Table]
PEO Name	Ron Delia	Ron Delia	Ron Delia
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,723,786)	$ (2,120,817)	$ (2,298,165)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(552,531)	(550,056)	(521,446)
Non-PEO NEO [Member] | Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,330,187	3,162,767	3,003,937
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,292,943)	2,473,019	(90,119)
Non-PEO NEO [Member] | Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,153,321)	866,575	(26,706)
Non-PEO NEO [Member] | Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,392,394)	$ 3,831,489	$ 67,501
Non-PEO NEO [Member] | Michael Casamento
Pay vs Performance Disclosure [Table]
PEO Name	Michael Casamento	Michael Casamento	Michael Casamento
Non-PEO NEO [Member] | Eric Roegner
Pay vs Performance Disclosure [Table]
PEO Name	Eric Roegner	Eric Roegner	Eric Roegner
Non-PEO NEO [Member] | Fred Stephan
Pay vs Performance Disclosure [Table]
PEO Name	Fred Stephan	Fred Stephan	Fred Stephan
Non-PEO NEO [Member] | Michael Zacka
Pay vs Performance Disclosure [Table]
PEO Name	Michael Zacka	Michael Zacka	Michael Zacka
Non-PEO NEO [Member] | Peter Konieczny
Pay vs Performance Disclosure [Table]
PEO Name			Peter Konieczny